497(e)
                                                                      333-142454
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 21, 2008 TO THE MAY 1, 2008 PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)

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This Supplement modifies certain information in the above-referenced prospectus and statement of additional information, dated May 1, 2008 (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


PORTFOLIO SUB-ADVISER CHANGE -- JULY 14, 2008

Effective on or about July 14, 2008, AXA Equitable Life Insurance Company ("AXA Equitable"), as the Investment Manager of AXA Premier VIP Trust (the "Trust") and with the approval of the Trust's Board of Trustees, appointed Pacific Global Investment Management Company as an additional Sub-Adviser to an allocated portion of the Multimanager Small Cap Value Portfolio. The following information replaces the information under "Portfolios of the Trusts" in "RIA features and benefits" in the Prospectus.

---------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                           Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                       applicable)
---------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value   Long-term growth of capital.     o Franklin Advisory Services, LLC
                                                                o Lazard Asset Management LLC
                                                                o Pacific Global Investment Management
                                                                  Company
---------------------------------------------------------------------------------------------------------

Retirement Investment Account(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-314-1234

IF (SAR)                                                                  x02164